Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Other intangibles acquired	$ 10,270
Amortization expense of intangible assets	$ 14,178	$ 13,922	$ 13,962